[Letterhead of Park Sterling Corporation]

March 15, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

RE:	Park Sterling Corporation
Annual Report on Form 10-K for the Fiscal Year Ended December 31, 2012
Commission File No. 001-35032

Ladies and Gentlemen:

I transmit herewith for filing with the Securities and Exchange Commission the Annual Report on Form 10-K for the fiscal year ended December 31, 2012, with exhibits (the “Form 10-K”), of Park Sterling Corporation (the “Company”).  The financial statements contained in the Form 10-K do not reflect any material changes from the preceding year in any accounting principles or practices of the Company, or in the method of applying any such principles or practices.

Please call the undersigned, collect, at (704) 716-2134, if you have any questions with respect to this filing.

Very truly yours, /s/ David L. Gaines David L. Gaines Chief Financial Officer

Enclosures
cc w/encl:                      The NASDAQ Global Select Market